INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 114,616	$ 114,616
Accumulated amortization	(54,247)	(41,410)
Total	$ 60,369	$ 73,206